Summary of Convertible Notes (Details) - Loan agreement with cpbf Lending Llc [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Face value of the CB BF convertible notes		$ 1,821,345	$ 1,821,345
Debt discount, net		(41,983)	(63,715)
Carrying value of the CB BF convertible notes		1,779,362	1,757,630
Accrued interest		914,479	518,904
Total CB BF convertible notes and accrued interest		2,693,841	2,276,534
Face value of the CB BF term note		6,500,000	6,500,000
Debt discount, net		(129,586)	(192,911)
Carrying value of the CB BF term note		6,370,414	6,307,089
Accrued interest		289,373	186,962
Total CB BF term note and accrued interest		6,659,787	6,494,051
Carrying value of the CB BF convertible notes		1,779,362	$ 1,757,630
Convertible Notes [Member]
Short-Term Debt [Line Items]
Face value of the CB BF convertible notes	$ 1,821,345	1,821,345
Debt discount, net	(34,531)	(41,983)
Carrying value of the CB BF convertible notes	1,786,814	1,779,362
Accrued interest	1,023,075	914,479
Total CB BF convertible notes and accrued interest	2,809,889	2,693,841
Carrying value of the CB BF convertible notes	1,786,814	1,779,362
Term Note [Member]
Short-Term Debt [Line Items]
Face value of the CB BF term note	6,500,000	6,500,000
Debt discount, net	(107,011)	(129,586)
Carrying value of the CB BF term note	6,392,989	6,370,414
Accrued interest	555,721	289,373
Total CB BF term note and accrued interest	$ 6,948,710	$ 6,659,787